Intangible Assets - Carrying Amount and Residual Useful Lives of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 4,866,092	₩ 5,513,510	₩ 3,586,965
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 2,647,501
800MHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Commencement of amortization	2011-07
Completion of amortization	2021-06
800MHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 60,816
Description	CDMA and LTE service
1.8GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Commencement of amortization	2013-09
Completion of amortization	2021-12
1.8GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 251,240
Description	LTE service
2.6GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Commencement of amortization	2016-09
Completion of amortization	2026-12
2.6GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 849,930
Description	LTE service
2.1GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Commencement of amortization	2016-12
Completion of amortization	2021-12
2.1GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 208,918
Description	W-CDMA and LTE service
3.5GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Commencement of amortization	2019-04
Completion of amortization	2028-11
3.5GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 1,073,914
Description	5G service
28GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Completion of amortization	2023-11
28GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 202,683
Description	5G service